Income and expenses - Disaggregated revenue information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Materialise Software [Member]
Geographical markets
United States of America (USA)	€ 15,451	€ 14,946
Americas other than USA	488	523
Europe (without Belgium) & Africa	17,708	17,148
Belgium	130	247
Asia Pacific	10,665	10,825
Total revenue from contracts with customers	44,442	43,688
Type of goods or service
Software revenue (non-medical)	44,442	43,688
Timing of revenue recognition
Goods/Services transferred at point in time	14,844	16,067
Goods/Services transferred over time	29,598	27,621
Total segments
Geographical markets
United States of America (USA)	90,350	79,380
Americas other than USA	7,049	7,544
Europe (without Belgium) & Africa	130,476	117,731
Belgium	8,265	7,408
Asia Pacific	19,988	19,960
Total revenue from contracts with customers	256,127	232,023
Type of goods or service
Software revenue (non-medical)	44,442	43,688
Software revenue (medical)	31,700	27,074
Medical devices and services	69,676	57,772
Manufacturing	110,310	103,489
Timing of revenue recognition
Goods/Services transferred at point in time	193,799	176,531
Goods/Services transferred over time	62,329	55,492
Materialise Medical [Member]
Geographical markets
United States of America (USA)	53,748	45,929
Americas other than USA	5,673	5,752
Europe (without Belgium) & Africa	34,082	24,468
Belgium	1,155	1,003
Asia Pacific	6,718	7,694
Total revenue from contracts with customers	101,376	84,846
Type of goods or service
Software revenue (medical)	31,700	27,074
Medical devices and services	69,676	57,772
Timing of revenue recognition
Goods/Services transferred at point in time	73,750	61,884
Goods/Services transferred over time	27,626	22,962
Materialise Manufacturing [Member]
Geographical markets
United States of America (USA)	21,151	18,505
Americas other than USA	888	1,269
Europe (without Belgium) & Africa	78,686	76,116
Belgium	6,980	6,158
Asia Pacific	2,605	1,441
Total revenue from contracts with customers	110,310	103,489
Type of goods or service
Manufacturing	110,310	103,489
Timing of revenue recognition
Goods/Services transferred at point in time	105,205	98,580
Goods/Services transferred over time	5,105	4,909
Consolidated
Geographical markets
United States of America (USA)	90,350	79,380
Americas other than USA	7,049	7,544
Europe (without Belgium) & Africa	130,476	117,731
Belgium	8,265	7,408
Asia Pacific	19,988	19,960
Total revenue from contracts with customers	256,127	232,023
Type of goods or service
Software revenue (non-medical)	44,442	43,688
Software revenue (medical)	31,700	27,074
Medical devices and services	69,676	57,772
Manufacturing	110,310	103,489
Timing of revenue recognition
Goods/Services transferred at point in time	193,799	176,531
Goods/Services transferred over time	€ 62,329	€ 55,492